Commitments and Contingencies - Other Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 1,372
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 25,964
Weighted-average remaining lease term — operating leases	9 years 5 months 6 days
Weighted-average discount rate — operating leases (percent)	7.00%